Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Y $ / shares	Dec. 31, 2023 USD ($) Y SFr / shares	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value at measurement date, share options granted	$ 1.57	$ 1.57	$ 2.38	$ 5.23	SFr 1.33	SFr 2.20	SFr 4.78
Weighted average assumptions [Abstract]
Share price (USD and weighted average)	$ 2.08		$ 3.44	$ 6.95
Share price, weighted average (in USD per share) | (per share)	$ 3.18	$ 2.68
Risk free interest rate				0.00%
Expected volatility				80.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum
Weighted average assumptions [Abstract]
Exercise price (USD)	$ 2.03		$ 2.76	$ 5.31
Risk free interest rate	4.00%	4.00%	0.00%
Expected volatility	72.00%	72.00%	67.00%
Expected term (in years) | Y	5.5	5.5	5.5	5.1
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (USD)	$ 3.11		$ 4.57	$ 7.72
Risk free interest rate	4.60%	4.60%	2.40%
Expected volatility	86.00%	86.00%	80.00%
Expected term (in years) | Y	6	6	6.25	6